Chartered-in Vessels	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Lessee, Finance Leases [Text Block]	Obligations related to Finance Leases

	December 31, 2022 $	December 31, 2021 $
Total obligations related to finance leases	1,697,080	1,268,990
Less current portion	(122,488)	(73,953)
Long-term obligations related to finance leases	1,574,592	1,195,037

As at December 31, 2022, the Company was a party to finance leases on nine LNG carriers (December 31, 2021 - nine LNG carriers) and 10 NGL carriers (December 31, 2021 - nil NGL carriers). These nine LNG carriers and 10 NGL carriers were sold by the Company to third parties (or Lessors) and leased back under 7.5 to 15-year bareboat charter contracts ending in 2025 through to 2034. At inception of these leases, the weighted-average interest rate implicit in these leases was 5.4%. The bareboat charter contracts are presented as obligations related to finance leases on the Company's consolidated balance sheets and have purchase obligations at the end of the lease terms.
The Company consolidates 10 of the 19 Lessors for financial reporting purposes as VIEs. The Company understands that these vessels and lease operations are the only assets and operations of the Lessors. The Company operates the vessels during the lease term and, as a result, is considered to be, under GAAP, the Lessor's primary beneficiary. The sale and leaseback of nine vessels are accounted for as failed sales. The Company is not considered as holding a variable interest in these buyer Lessor entities and thus, does not consolidate these entities.
The liabilities of the 10 Lessors considered as VIEs are loans and are non-recourse to the Company. The amounts funded to the 10 Lessors in order to purchase the vessels materially match the funding to be paid by the Company's subsidiaries under the sale-leaseback transactions. As a result, the amounts due by the Company's subsidiaries to the 10 Lessors considered as VIEs have been included in obligations related to finance leases as representing the Lessors' loans.
During November 2022, the Company refinanced the Macoma by acquiring the Macoma from its original Lessor and then selling the vessel to another Lessor and leasing it back for a period of 8 years. The Company has an option to repurchase the vessel at the end of the lease term for
$61.0 million. As a result of this refinancing transaction, the Company recognized a loss of $0.7 million for the year ended December 31, 2022 on the extinguishment of the original finance lease which was included in other expense in the Company's consolidated statements of income.
The obligations of the Company under the bareboat charter contracts for the nine LNG carriers and 10 NGL carriers are guaranteed by the Company. The guarantee agreements require the Company to maintain minimum levels of tangible net worth and aggregate liquidity, and not to exceed a maximum amount of leverage, for certain of its finance leases. As at December 31, 2022, the Company was in compliance with all covenants in respect of the obligations related to its finance leases.
As at December 31, 2022, the remaining commitments related to the financial liabilities of these nine LNG carriers and 10 NGL carriers, including the amounts to be paid to repurchase the vessels, approximated $2.1 billion including imputed interest of $402.0 million repayable through 2034, as indicated below:

Year	Commitments as at December 31, 2022
2023	$211,320
2024	$206,537
2025	$231,246
2026	$440,527
2027	$359,221
Thereafter	$650,208

Lessee, Operating Leases [Text Block]	Operating Leases
As at December 31, 2022, the Company had in-chartered six LPG carriers under bareboat charter contracts from a third party until December 2024 (see Note 20).
A maturity analysis of the Company's operating lease liabilities from its bareboat charter contracts as at December 31, 2022 is as follows:

Lease Commitment
Year	$
Payments:
2023	10,695
2024	10,277
Total payments	20,972
Less imputed interest	(1,433)
Carrying value of operating lease liabilities	19,539
Less current portion	(9,634)
Carrying value of long-term operating lease liabilities	9,905